Supplementary Cash Flow Information - Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, short-term borrowings			$ 79
Beginning balance, lease liabilities			2,957
Changes From Financing Cash Flows:
(Repayment) of Long-Term Debt	$ (750)	$ 0	(1,260)	$ 0
Payments of lease liabilities	(75)	(77)	(150)	(152)
Non-Cash Changes:
Net premium (discount) on redemption of long-term debt		0	(25)	0
Lease Additions			(3)
Lease Modifications			(42)
Lease Terminations			(1)
Ending balance, short term borrowings	0		0
Ending Balance, lease liabilities	2,866		2,866
Dividends Payable | Common shares
Changes From Financing Cash Flows:
Dividends Paid			(276)	(71)
Non-Cash Changes:
Increase (Decrease) Through Dividends Declared Liabilities Arising From Financing Activities			276	71
Dividends Payable | Preference shares
Changes From Financing Cash Flows:
Dividends Paid			(17)	(17)
Non-Cash Changes:
Increase (Decrease) Through Dividends Declared Liabilities Arising From Financing Activities			17	17
Short-Term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, short-term borrowings			79	121
Acquisition				(40)
Changes From Financing Cash Flows:
Net Issuance Repayment Of Short Term Borrowings			(79)	(89)
Non-Cash Changes:
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities				(7)
Ending balance, short term borrowings	0	65	0	65
Long-Term Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, long-term debt			12,385	7,441
Acquisition				(6,602)
Changes From Financing Cash Flows:
(Repayment) of Long-Term Debt			(1,260)	(350)
Non-Cash Changes:
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities			146	(280)
Net premium (discount) on redemption of long-term debt			(25)
Finance Costs			(18)	(33)
Ending balance, long-term debt	11,228	13,380	11,228	13,380
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, lease liabilities			2,957	1,757
Acquisition				(1,441)
Changes From Financing Cash Flows:
Payments of lease liabilities			(150)	(152)
Non-Cash Changes:
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities			12	(20)
Lease Additions			3	58
Lease Modifications			42	6
Re Measurement Of Lease Liabilities			3	(3)
Lease Terminations			1
Ending Balance, lease liabilities	$ 2,866	$ 3,087	$ 2,866	$ 3,087